Wells Fargo C&B Large Cap Value Fund	Portfolio of investments —- February 29, 2020 (unaudited)
		Value
Investment Companies : 100.20%
Affiliated Master Portfolio : 100.20%
Wells Fargo C&B Large Cap Value Portfolio		$258,546,194
Total Investment Companies (Cost $210,544,476)		258,546,194
Total investments in securities (Cost $210,544,476)	100.20%	258,546,194
Other assets and liabilities, net	(0.20)	(524,183)
	____	_________________
Total net assets	100.00%	$258,022,011
	_____	_________________

1

Transactions with the affiliated Master Portfolio were as follows:
% of
	ownership,	% of
	beginning of	ownership,	Value,	% of net
	period	end of period	end of period	assets
Wells Fargo C&B Large Cap Value Portfolio	93%	78%	$258,546,194	100.20%

Wells Fargo C&B Large Cap Value Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the "affiliated Master Portfolio") of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund's proportionate share of the affiliated Master Portfolio's net assets, which is also valued daily.

Fair valuation measurements

At February 29, 2020, the Fund's investment in Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 29, 2020, the affiliated Master Portfolio valued at $258,546,194 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Core Bond Fund	Portfolio of investments — February 29, 2020 (unaudited)
		Value
Investment Companies : 100.06%
Affiliated Master Portfolio: 100.06%
Wells Fargo Core Bond Portfolio		$5,664,378,636
Total Investment Companies (Cost $5,441,676,451)		5,664,378,636
Total investments in securities (Cost $5,441,676,451)	100.06%	5,664,378,636
Other assets and liabilities, net	(0.06)	(3,634,730)
	____	_________________
Total net assets	100.00%	$5,660,743,906
	_____	_________________

1

Transactions with the affiliated Master Portfolio were as follows:

	% of	% of
	ownership,	ownership,
	beginning of	end of	Value,	% of net
	period	period	end of period	assets
Wells Fargo Core Bond Portfolio	93%	94%	$5,664,378,636	100.06%

Wells Fargo Core Bond Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the "affiliated Master Portfolio") of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund's proportionate share of the affiliated Master Portfolio's net assets, which is also valued daily.

Fair valuation measurements

At February 29, 2020, the Fund's investment in Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking total return, consisting of income and capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 29, 2020, the affiliated Master Portfolio valued at $5,664,378,636 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Diversified Equity Fund	Portfolio of investments —- February 29, 2020 (unaudited)
		Value
Investment Companies : 100.12%
Affiliated Master Portfolios : 100.12%
Wells Fargo C&B Large Cap Value Portfolio		$11,894,732
Wells Fargo Diversified Large Cap Growth Portfolio		36,606,945
Wells Fargo Emerging Growth Portfolio		3,641,653
Wells Fargo Index Portfolio		36,428,399
Wells Fargo International Growth Portfolio		10,988,052
Wells Fargo International Value Portfolio		10,693,694
Wells Fargo Large Company Value Portfolio		24,233,633
Wells Fargo Small Company Growth Portfolio		3,640,271
Wells Fargo Small Company Value Portfolio		6,987,741
Total Investment Companies (Cost $133,931,054)		145,115,120
Total investments in securities (Cost $133,931,054)	100.12%	145,115,120
Other assets and liabilities, net	(0.12)	(172,273)
	____	_________________
Total net assets	100.00%	$144,942,847
	_____	_________________

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership,
	beginning of	% of ownership,	Value,
	period	end of period	end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	3.57%	3.59%	$11,894,732
Wells Fargo Diversified Large Cap Growth Portfolio	15.12	16.38	36,606,945
Wells Fargo Emerging Growth Portfolio	0.46	0.48	3,641,653
Wells Fargo Index Portfolio	3.16	3.37	36,428,399
Wells Fargo International Growth Portfolio	5.46	6.03	10,988,052
Wells Fargo International Value Portfolio	1.04	1.27	10,693,694
Wells Fargo Large Company Value Portfolio	10.11	10.90	24,233,633
Wells Fargo Small Company Growth Portfolio	0.21	0.24	3,640,271
Wells Fargo Small Company Value Portfolio	5.77	1.49	6,987,741
			$145,115,120	100.12%

Wells Fargo Diversified Equity Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an "affiliated Master Portfolio", collectively, the "affiliated Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund's proportionate share of each affiliated Master Portfolio's net assets, which is also valued daily.

Fair valuation measurements

As of February 29, 2020, the Fund's investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At February 29, 2020, the affiliated Master Portfolios in aggregate were valued at $145,115,120, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Emerging Growth Fund	Portfolio of investments —- February 29, 2020 (unaudited)
		Value
Investment Companies : 100.35%
Affiliated Master Portfolio : 100.35%
Wells Fargo Emerging Growth Portfolio		$704,852,688
Total Investment Companies (Cost $531,011,130)		704,852,688
Total investments in securities (Cost $531,011,130)	100.35%	704,852,688
Other assets and liabilities, net	(0.35)	(2,441,536)
	____	_________________
Total net assets	100.00%	$702,411,152
	_____	_________________

1

Transactions with the affiliated Master Portfolio were as follows:
% of
	ownership,	% of
	beginning of	ownership,	Value,	% of net
	period	end of period	end of period	assets
Wells Fargo Emerging Growth Portfolio	91%	92%	$704,852,688	100.35%

Wells Fargo Emerging Growth Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the "affiliated Master Portfolio") of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund's proportionate share of the affiliated Master Portfolio's net assets, which is also valued daily.

Fair valuation measurements

At February 29, 2020, the Fund's investment in Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 29, 2020, the affiliated Master Portfolio valued at $704,852,688 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Growth Balanced Fund	Portfolio of investments — February 29, 2020 (unaudited)
			Shares	Value
Exchange-Traded Funds : 2.24%			81,953	$4,752,454
Consumer Staples Select Sector SPDR Fund
Total Exchange-Traded Funds (Cost $4,094,138)				4,752,454
Investment Companies : 97.29%
Affiliated Master Portfolios : 82.74%
Wells Fargo C&B Large Cap Value Portfolio				5,988,528
Wells Fargo Core Bond Portfolio				15,992,274
Wells Fargo Diversified Large Cap Growth Portfolio				19,223,016
Wells Fargo Emerging Growth Portfolio				2,274,241
Wells Fargo Factor Enhanced Emerging Markets Portfolio				2,699,322
Wells Fargo International Growth Portfolio				17,893,092
Wells Fargo International Value Portfolio				19,585,969
Wells Fargo Large Company Value Portfolio				20,285,199
Wells Fargo Managed Fixed Income Portfolio				55,999,200
Wells Fargo Real Return Portfolio				7,811,289
Wells Fargo Small Company Growth Portfolio				2,279,632
Wells Fargo Small Company Value Portfolio				5,418,491
				175,450,253
Affiliated Stock Funds : 14.55%
Wells Fargo Disciplined U.S. Core Fund Class R6			1,515,435	25,444,146
Wells Fargo Emerging Markets Equity Fund Class R6			105,450	2,716,401
Wells Fargo Emerging Markets Equity Income Fund Class R6			256,006	2,698,309
				30,858,856
Total Investment Companies (Cost $172,099,397)				206,309,109
	Yield	Maturity date	Principal
Short-Term Investments : 0.37%
U.S. Treasury Securities : 0.37%
U.S. Treasury Bill (z) #	1.28%	3-12-2020	$793,000	792,672
Total Short-Term Investments (Cost $792,662)				792,672
Total investments in securities (Cost $176,986,197)	99.90%			211,854,235
Other assets and liabilities, net	0.10			183,495
	____			_________________
Total net assets	100.00%			$212,037,730
	_____			_________________

(z)Zero coupon security. The rate represents the current yield to maturity.

#All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Futures Contracts
	Number of	Expiration	Notional	Notional	Unrealized	Unrealized
Description	contracts	date	cost	value	gains	losses
Long
NASDAQ 100 E-Mini Index	25	3-20-2020	$ 4,600,633	$ 4,227,000	$0	$(373,633)
Long Gilt Bonds	130	6-26-2020	22,363,657	22,568,403	204,746
Short
S&P 500 E-Mini Index	(27)	3-20-2020	(4,471,013)	(3,983,985)	487,028	0
Euro-Bund Futures	(107)	6-8-2020	(20,542,503)	(20,634,849)	0	(92,346)
					$ 691,774	$(465,979)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,
	beginning of	Shares	Shares	end of	end	% of net
Investment Companies	period	purchased	sold	period	of period	assets

Affiliated Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	1,688,112	256,035	(428,712)	1,515,435	$25,444,146
Wells Fargo Emerging Markets Equity Fund Class R6	123,717	3,685	(21,952)	105,450	2,716,401
Wells Fargo Emerging Markets Equity Income Fund Class R6	279,883	20,776	(44,653)	256,006	2,698,309
					$30,858,856	14.55%

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership,
	beginning of	% of ownership,	Value,	% of net
	period	end of period	end of period	assets
Wells Fargo C&B Large Cap Value Portfolio	1.85%	1.81%	$5,988,528
Wells Fargo Core Bond Portfolio	0.27	0.27	15,992,274
Wells Fargo Diversified Large Cap Growth Portfolio	8.30	8.60	19,223,016
Wells Fargo Emerging Growth Portfolio	0.30	0.30	2,274,241
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.17	1.24	2,699,322
Wells Fargo International Growth Portfolio	9.46	9.82	17,893,092
Wells Fargo International Value Portfolio	2.01	2.33	19,585,969
Wells Fargo Large Company Value Portfolio	8.81	9.13	20,285,199
Wells Fargo Managed Fixed Income Portfolio	9.61	9.87	55,999,200
Wells Fargo Real Return Portfolio	4.36	4.41	7,811,289
Wells Fargo Small Company Growth Portfolio	0.14	0.15	2,279,632
Wells Fargo Small Company Value Portfolio	4.60	1.15	5,418,491
			$175,450,253	82.74%

Wells Fargo Growth Balanced Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds ("Underlying Funds") employing a multi-asset, multi- style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an "affiliated Master Portfolio", collectively, the "affiliated Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund's proportionate share of each affiliated Master Portfolio's net assets, which is also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund's Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund's payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of February 29, 2020:

	Quoted	Other significant	Significant
	prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$4,752,454	$0	$0	$4,752,454
Investment companies	30,858,856	0	0	30,858,856
Short-term investments
U.S. Treasury securities	792,672	0	0	792,672
Investments measured at net asset value*				175,450,253

	36,403,982	0	0	211,854,235
Futures contracts	691,774	0	0	691,774
Total assets	$37,095,756	$0	$0	$212,546,009
Liabilities

Futures contracts	$(465,979)	$0	$0	$(465,979)
Total liabilities	$(465,979)	$0	$0	$(465,979)

*Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund's investment in the affiliated Master Portfolios are valued at $175,450,253 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Emerging Markets Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Index Fund	Portfolio of investments — February 29, 2020 (unaudited)
		Value
Investment Companies : 100.50%
Affiliated Master Portfolio : 100.50%
Wells Fargo Index Portfolio		$1,044,573,068
		______________________
Total Investment Companies (Cost $142,253,520)		1,044,573,068
Total investments in securities (Cost $142,253,520)	100.50%	1,044,573,068
Other assets and liabilities, net	(0.50)	(5,152,386)
	____	_________________
Total net assets	100.00%	$1,039,420,682
	_____	_________________

1

Transactions with the affiliated Master Portfolio was as follows:

% of
	ownership,	% of
	beginning of	ownership,	Value,
	period	end of period	end of period	% of net assets
Wells Fargo Index Portfolio	97%	97%	$1,044,573,068	100.50%

Wells Fargo Index Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the "affiliated Master Portfolio") of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund's proportionate share of the affiliated Master Portfolio's net assets, which is also valued daily.

Fair valuation measurements

At February 29, 2020, the Fund's investment in Wells Fargo Index Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the S&P 500 Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 29, 2020, the affiliated Master Portfolio valued at $1,044,573,068 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Value Fund	Portfolio of investments — February 29, 2020 (unaudited)
		Value
Investment Companies : 99.99%
Affiliated Master Portfolio : 99.99%
Wells Fargo International Value Portfolio		$640,474,045
Total Investment Companies (Cost $685,769,072)		640,474,045
Total investments in securities (Cost $685,769,072)	99.99%	640,474,045
Other assets and liabilities, net	0.01	95,941
	____	_________________
Total net assets	100.00%	$640,569,986
	_____	_________________

1

Transactions with the affiliated Master Portfolio were as follows:
	% of	% of
	ownership,		Value,	% of
	beginning	ownership,
	of	end of	end	net
	period	period	of period	assets
Wells Fargo International Value Portfolio	79%	76%	$640,474,045	99.99%

Wells Fargo International Value Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the "affiliated Master Portfolio") of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund's proportionate share of the affiliated Master Portfolio's net assets, which is also valued daily.

Fair valuation measurements

At February 29, 2020, the Fund's investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 29, 2020, the affiliated Master Portfolio valued at $640,474,045 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Moderate Balanced Fund	Portfolio of investments — February 29, 2020 (unaudited)
	Shares	Value
Exchange-Traded Funds : 0.74%	16,682	$967,389
Consumer Staples Select Sector SPDR Fund
Total Exchange-Traded Funds (Cost $843,081)		967,389
Investment Companies : 98.85%
Affiliated Master Portfolios : 81.73%
Wells Fargo C&B Large Cap Value Portfolio		3,990,256
Wells Fargo Core Bond Portfolio		12,205,493
Wells Fargo Disciplined Large Cap Portfolio		11,764,159
Wells Fargo Diversified Large Cap Growth Portfolio		8,329,110
Wells Fargo Emerging Growth Portfolio		1,208,960
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,035,476
Wells Fargo International Growth Portfolio		3,631,742
Wells Fargo International Value Portfolio		3,635,750
Wells Fargo Large Company Value Portfolio		8,050,219
Wells Fargo Managed Fixed Income Portfolio		42,731,526
Wells Fargo Real Return Portfolio		5,969,884
Wells Fargo Small Company Growth Portfolio		1,202,596
Wells Fargo Small Company Value Portfolio		2,372,614
		106,127,785
Stock Funds : 17.12%
Wells Fargo Conservative Income Fund Institutional Class	2,011,533	20,155,558
Wells Fargo Emerging Markets Equity Fund Class R6	40,292	1,037,934
Wells Fargo Emerging Markets Equity Income Fund Class R6	98,697	1,040,263
		22,233,755
Total Investment Companies (Cost $116,512,162)		128,361,540
	Yield	Maturity date	Principal
Short-Term Investments : 0.36%
U.S. Treasury Securities : 0.36%
U.S. Treasury Bill #(z)	1.28%	3-12-2020	$ 471,000	470,805
Total Short-Term Investments (Cost $470,800)				470,805
Total investments in securities (Cost $117,826,043)	99.95%			129,799,734
Other assets and liabilities, net	0.05			59,109
	____			________________
Total net assets	100.00%			$129,858,843
	_____			________________

#All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts
		Expiration	Notional	Notional	Unrealized	Unrealized
Description	Number of contracts	date	cost	value	gains	losses
Long
NASDAQ 100 E-Mini Index	15	3-20-2020	$2,760,380	$2,536,200	$0	$(224,180)
Long Gilt Bonds	77	6-26-2020	13,246,167	13,367,440	121,273	0
Short
S&P 500 E-Mini Index	(16)	3-20-2020	(2,649,489)	(2,360,880)	288,609	0
Euro-Bund Futures	(64)	6-8-2020	(12,287,104)	(12,342,339)	0	(55,235)
					$ 409,882	$(279,415)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

Investment Companies

Affiliated Stock Funds

Wells Fargo Conservative Income Fund Institutional Class Wells Fargo Emerging Markets Equity Fund Class R6 Wells Fargo Emerging Markets Equity Income Fund Class R6

Shares,			Shares,	Value,	%
beginning of	Shares	Shares	end of	end	of
period	purchased	sold	period	of period	net assets
1,900,364	200,127	(88,958)	2,011,533	$20,155,558
43,068	3,332	(6,108)	40,292	1,037,934
97,693	12,454	(11,450)	98,697	1,040,263
				$22,233,755	17.12%

Transactions with the affiliated Master Portfolios were as follows:	% of	% of

	ownership,	ownership,
	beginning of	end of	Value,	% of net
	period	period	end of period	assets
Wells Fargo C&B Large Cap Value Portfolio	1.15%	1.21%	$3,990,256
Wells Fargo Core Bond Portfolio	0.20	0.20	12,205,493
Wells Fargo Disciplined Large Cap Portfolio	3.78	4.62	11,764,159
Wells Fargo Diversified Large Cap Growth Portfolio	3.35	3.73	8,329,110
Wells Fargo Emerging Growth Portfolio	0.15	0.16	1,208,960
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.41	0.48	1,035,476
Wells Fargo International Growth Portfolio	1.79	1.99	3,631,742
Wells Fargo International Value Portfolio	0.35	0.43	3,635,750
Wells Fargo Large Company Value Portfolio	3.26	3.62	8,050,219
Wells Fargo Managed Fixed Income Portfolio	6.90	7.54	42,731,526
Wells Fargo Real Return Portfolio	3.14	3.37	5,969,884
Wells Fargo Small Company Growth Portfolio	0.07	0.08	1,202,596
Wells Fargo Small Company Value Portfolio	1.87	0.50	2,372,614
			$106,127,785	81.73%

Wells Fargo Moderate Balanced Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an "affiliated Master Portfolio", collectively, the "affiliated Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund's proportionate share of each affiliated Master Portfolio's net assets, which is also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund's Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and or foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund's payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$967,389	$0	$0	$967,389
Investment companies	22,233,755	0	0	22,233,755
Short-term investments
U.S. Treasury securities	470,805	0	0	470,805
Investments measured at net asset value*				106,127,785
	23,671,949	0	0	129,799,734
Futures contracts	409,882	0	0	409,882
Total assets	$24,081,831	$0	$0	$130,209,616
Liabilities
Futures contracts	$279,415	$0	$0	$279,415
Total liabilities	$279,415	$0	$0	$279,415

*Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund's investment in the affiliated Master Portfolios are valued at $106,127,785 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and
capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Markets Portfolio	Emerging Markets Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Fund	Portfolio of investments —- February 29, 2020 (unaudited)
		Value
Investment Companies : 99.58%
Affiliated Master Portfolio : 99.58%
Wells Fargo Real Return Portfolio		$60,596,841
Total Investment Companies (Cost $57,472,428)		60,596,841
Total investments in securities (Cost $57,472,428)	99.58%	60,596,841
Other assets and liabilities, net	0.42	254,990
	____	_________________
Total net assets	100.00%	$60,851,831
	_____	_________________

1

Transactions with the affiliated Master Portfolio were as follows:

	% of	% of
	ownership,	ownership,
	beginning of	end of	Value,	% of net
	period	period	end of period	assets
Wells Fargo Real Return Portfolio	32%	34%	$60,596,841	99.58%

Wells Fargo Real Return Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the "affiliated Master Portfolio") of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund's proportionate share of the affiliated Master Portfolio's net assets, which is also valued daily.

Fair valuation measurements

At February 29, 2020, the Fund's investment in Wells Fargo Real Return Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking returns that exceed the rate of inflation over the long-term, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 29, 2020, the affiliated Master Portfolio valued at $60,596,841 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Growth Fund	Portfolio of investments — February 29, 2020 (unaudited)
		Value
Investment Companies : 100.22%
Affiliated Master Portfolio : 100.22%
Wells Fargo Small Company Growth Portfolio		$1,518,740,276
Total Investment Companies (Cost $1,256,859,031)		1,518,740,276
Total investments in securities (Cost $1,256,859,031)	100.22%	1,518,740,276
Other assets and liabilities, net	(0.22)	(3,355,979)
	____	_________________
Total net assets	100.00%	$1,515,384,297
	_____	_________________

1

Transactions with the affiliated Master Portfolio were as follows:
% of
	ownership,	% of
	beginning	ownership,	Value,	% of
	of	end of	end	net
	period	period	of period	assets
Wells Fargo Small Company Growth Portfolio	98%	98%	$1,518,740,276	100.22%

Wells Fargo Small Company Growth Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the "affiliated Master Portfolio") of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund's proportionate share of the affiliated Master Portfolio's net assets, which is also valued daily.

Fair valuation measurements

At February 29, 2020, the Fund's investment in Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 29, 2020, the affiliated Master Portfolio valued at $1,518,740,276 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Value Fund	Portfolio of investments — February 29, 2020 (unaudited)
		Value
Investment Companies : 99.94%
Affiliated Master Portfolio : 99.94%
Wells Fargo Small Company Value Portfolio		$390,934,061
Total Investment Companies (Cost $407,162,557)		390,934,061
Total investments in securities (Cost $407,162,557)	99.94%	390,934,061
Other assets and liabilities, net	0.06	221,656
	____	_________________
Total net assets	100.00%	$391,155,717
	_____	_________________

1

Transactions with the affiliated Master Portfolio were as follows:	% of	% of
			Value,	% of
	ownership,	ownership,
	beginning of	end of	end	net
	period	period	of period	assets
Wells Fargo Small Company Value Portfolio	47%	83%	$390,934,061	99.94%

Wells Fargo Small Company Value Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the "affiliated Master Portfolio") of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund's proportionate share of the affiliated Master Portfolio's net assets, which is also valued daily.

Fair valuation measurements

At February 29, 2020, the Fund's investment in Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 29, 2020, the affiliated Master Portfolio valued at $390,934,061 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo WealthBuilder Conservative Allocation Fund	Portfolio of investments — February 29, 2020 (unaudited)
			Shares	Value
Exchange-Traded Funds : 8.03%			21,705	$1,258,673
Consumer Staples Select Sector SPDR Fund
iShares Core S&P 500 Index ETF			6,223	1,841,448
iShares Core S&P Small-Cap ETF			4,182	304,408
iShares Core U.S. Aggregate Bond ETF			114,968	13,361,581
iShares MSCI EAFE Small Cap ETF			14,069	767,605
Vanguard FTSE Developed Markets ETF			17,912	706,987
Vanguard FTSE Emerging Markets ETF			5,893	238,784
Total Exchange-Traded Funds (Cost $18,338,671)				18,479,486
Investment Companies : 91.25%
Affiliated Master Portfolios : 62.61%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				44,358,629
Wells Fargo Core Bond Portfolio				56,589,716
Wells Fargo Disciplined Large Cap Portfolio				9,613,082
Wells Fargo Emerging Growth Portfolio				1,330,959
Wells Fargo Factor Enhanced Emerging Markets Portfolio				2,130,638
Wells Fargo Factor Enhanced International Portfolio				5,287,372
Wells Fargo Factor Enhanced Large Cap Portfolio				8,535,992
Wells Fargo Factor Enhanced Small Cap Portfolio				1,705,726
Wells Fargo High Yield Corporate Bond Portfolio				3,374,635
Wells Fargo Real Return Portfolio				10,379,860
Wells Fargo Small Company Value Portfolio				754,495
				144,061,104
Alternative Investment Funds : 4.90%
The Arbitrage Fund Class I			173,564	2,317,081
Wells Fargo Alternative Risk Premia Fund Class R6 (l)			966,134	8,956,059
				11,273,140
Bond Funds : 20.74%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			1,220,120	13,201,698
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,031,625	3,383,731
Wells Fargo Strategic Income Fund Institutional Class (l)			3,267,119	31,135,648
				47,721,077
Stock Funds : 3.00%
DFA International Small Cap Value Portfolio Institutional Class			45,723	759,454
Dodge & Cox International Stock Fund			50,151	1,908,240
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			30,434	783,989
Wells Fargo Endeavor Select Fund Class R6 (l)†			186,160	1,735,008
Wells Fargo Large Cap Growth Fund Class R6 (l)			40,100	1,709,082
				6,895,773
Total Investment Companies (Cost $204,218,060)				209,951,094
	Yield
Short-Term Investments : 0.94%
Investment Companies : 0.48%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.52%		1,101,253	1,101,253
		Maturity date	Principal
U.S. Treasury Securities : 0.46%
U.S. Treasury Bill (z)#	1.28	3-12-2020	$1,053,000	1,052,564
Total Short-Term Investments (Cost $2,153,805)				2,153,817

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo WealthBuilder Conservative Allocation Fund
		Value
Total investments in securities (Cost $224,710,536)	100.22%	$230,584,397
Other assets and liabilities, net	(0.22)	(500,463)
	____	_________________
Total net assets	100.00%	$230,083,934
	_____	_________________

(l)The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

† Non-income-earning security

(u)The rate represents the 7-day annualized yield at period end.

(z)Zero coupon security. The rate represents the current yield to maturity.

#All or a portion of this security is segregated as collateral for investments in derivative instruments.

2

Futures Contracts
	Number of	Expiration	Notional	Notional	Unrealized	Unrealized
Description	contracts	date	cost	value	gains	losses
Long
NASDAQ 100 E-Mini Index	26	3-20-2020	$ 4,784,659	$ 4,396,080	$0	$(388,579)
Long Gilt Bonds	136	6-26-2020	23,395,825	23,610,021	214,196	0
Short
E-Mini Russell 2000 Index	(49)	3-20-2020	(3,684,020)	(3,613,505)	70,515	0
MSCI EAFE Index	(51)	3-20-2020	(4,633,609)	(4,630,800)	2,809	0
MSCI Emerging Markets Index	(32)	3-20-2020	(1,598,492)	(1,614,080)	0	(15,588)
S&P 500 E-Mini Index	(98)	3-20-2020	(15,013,348)	(14,460,390)	552,958	0
Euro-Bund Futures	(112)	6-8-2020	(21,502,433)	(21,599,094)	0	(96,661)
					$840,478	$(500,828)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,
	beginning of	Shares	Shares	end of	end
Investment Companies	period	purchased	sold	period	of period

Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6	0	1,076,392	(110,258)	966,134	$8,956,059
Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	0	1,461,578	(241,458)	1,220,120	13,201,698
Wells Fargo High Yield Bond Fund Institutional Class	1,172,624	62,631	(203,630)	1,031,625	3,383,731
Wells Fargo Strategic Income Fund Institutional Class	3,643,713	151,506	(528,100)	3,267,119	31,135,648
Stock Funds					47,721,077

Wells Fargo Emerging Markets Equity Fund Class R6	40,832	3,719	(14,117)	30,434	783,989
Wells Fargo Endeavor Select Fund Class R6 †	0	228,695	(42,535)	186,160	1,735,008
Wells Fargo Endeavor Select Fund Institutional Class †*	252,589	16,573	(269,162)	0	0
Wells Fargo Large Cap Growth Fund Class R6	51,334	8,219	(19,453)	40,100	1,709,082
Wells Fargo Small Cap Value Fund Class R6 †*	69,476	11,552	(81,028)	0	0
Wells Fargo Small Company Value Fund Class R6 *	0	34,000**	(34,000)	0	0
					4,228,079
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	799,593	19,930,615	(19,628,955)	1,101,253	1,101,253

%of net assets

3.89%

20.74

1.84

0.48

$62,006,468	26.95%

† Non-income-earning security

* No longer held at the end of the period.

**Amount includes 33,690 from Wells Fargo Small Cap Value Fund which merged into Wells Fargo Small Company Value Fund at the close of business on September 20, 2019 and became shares of Wells Fargo Small Company Value Fund.

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership,
	beginning of	% of ownership,	Value,	% of net
	period	end of period	end of period	assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.65%	6.67%	$44,358,629
Wells Fargo Core Bond Portfolio	1.05	0.94	56,589,716
Wells Fargo Disciplined Large Cap Portfolio	3.95	3.77	9,613,082
Wells Fargo Emerging Growth Portfolio	0.21	0.17	1,330,959
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.08	0.98	2,130,638
Wells Fargo Factor Enhanced International Portfolio	0.99	0.90	5,287,372
Wells Fargo Factor Enhanced Large Cap Portfolio	0.98	0.89	8,535,992
Wells Fargo Factor Enhanced Small Cap Portfolio	0.81	0.74	1,705,726
Wells Fargo High Yield Corporate Bond Portfolio	8.64	6.25	3,374,635
Wells Fargo Real Return Portfolio	6.29	5.86	10,379,860
Wells Fargo Small Company Value Portfolio	0.00	0.16	754,495
Wells Fargo U.S. REIT Portfolio*	5.84	0.00	0
			$144,061,104	62.61%

* No longer held at the end of the period.

Wells Fargo WealthBuilder Conservative Allocation Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the "Underlying Funds") to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an "affiliated Master Portfolio", collectively, the "affiliated Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m.Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund's proportionate share of each affiliated Master Portfolio's net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Funds' Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. A Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund's payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$18,479,486	$0	$0	$18,479,486
Investment companies	65,889,990	0	0	65,889,990
Short-term investments
Investment companies	1,101,253	0	0	1,101,253
U.S. Treasury securities	1,052,564	0	0	1,052,564
Investments measured at net asset value*				144,061,104
	86,523,293	0	0	230,584,397
Futures contracts	840,478	0	0	840,478
Total assets	$87,363,771	$0	$0	$231,424,875
Liabilities
Futures contracts	$500,828	$0	$0	$500,828
Total liabilities	$500,828	$0	$0	$500,828

*Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund's investments in the affiliated Master Portfolios are valued at $144,061,104. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate	Seeks to replicate the total return of the Bloomberg Barclays US
ex-Corporate Portfolio	ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Markets Portfolio	Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield
Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo WealthBuilder Equity Fund	Portfolio of investments —- February 29, 2020 (unaudited)
			Shares	Value
Exchange-Traded Funds : 12.23%			184,604	$10,705,188
Consumer Staples Select Sector SPDR Fund
iShares Core S&P 500 Index ETF			53,984	15,974,405
iShares Core S&P Small-Cap ETF			36,284	2,641,112
iShares MSCI EAFE Small Cap ETF			120,871	6,594,722
Vanguard FTSE Developed Markets ETF			152,792	6,030,700
Vanguard FTSE Emerging Markets ETF			49,839	2,019,476
Total Exchange-Traded Funds (Cost $44,339,378)				43,965,603
Investment Companies : 86.89%
Affiliated Master Portfolios : 70.30%
Wells Fargo Disciplined Large Cap Portfolio				83,197,422
Wells Fargo Emerging Growth Portfolio				11,500,163
Wells Fargo Factor Enhanced Emerging Markets Portfolio				18,247,751
Wells Fargo Factor Enhanced International Portfolio				45,310,591
Wells Fargo Factor Enhanced Large Cap Portfolio				73,232,099
Wells Fargo Factor Enhanced Small Cap Portfolio				14,716,526
Wells Fargo Small Company Value Portfolio				6,510,942
				252,715,494
Stock Funds : 16.59%
DFA International Small Cap Value Portfolio Institutional Class			396,601	6,587,546
Dodge & Cox International Stock Fund			432,462	16,455,185
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			262,124	6,752,304
Wells Fargo Endeavor Select Fund Class R6 (l) †			1,603,008	14,940,030
Wells Fargo Large Cap Growth Fund Class R6 (l)			349,468	14,894,317
				59,629,382
Total Investment Companies (Cost $298,981,896)				312,344,876
	Yield
Short-Term Investments : 1.43%
Investment Companies : 0.67%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.52%		2,402,695	2,402,695
		Maturity date	Principal
U.S. Treasury Securities : 0.76%
U.S. Treasury Bill (z)#	1.24	3-12-2020	$ 2,740,000	2,738,866
Total Short-Term Investments (Cost $5,141,536)				5,141,561
Total investments in securities (Cost $348,462,810)	100.55%			361,452,040
Other assets and liabilities, net	(0.55)			(1,959,249)
	____			_________________
Total net assets	100.00%			$359,492,791
	_____			_________________

(l)The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

† Non-income-earning security

(u)The rate represents the 7-day annualized yield at period end.

(z)Zero coupon security. The rate represents the current yield to maturity.

#All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Futures Contracts
	Number of	Expiration	Notional	Notional	Unrealized	Unrealized
Description	contracts	date	cost	value	gains	losses
Long
NADAQ 100 E-Mini Index	44	3-20-2020	$8,097,114	$7,439,520	$0	$ (657,594)
Short
E-Mini Russell 2000 Index	(398)	3-20-2020	(29,955,309)	(29,350,510)	604,799	0
MSCI EAFE Index	(415)	3-20-2020	(37,714,556)	(37,682,000)	32,556	0
MSCI Emerging Markets Index	(256)	3-20-2020	(12,796,623)	(12,912,640)	0	(116,017)
S&P 500 E-Mini Index	(608)	3-20-2020	(91,416,635)	(89,713,440)	1,703,195	0

					$2,340,550	($773,611)

Investments in Affiliates

An affiliated investment is an investment in which theFund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as theFund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of theFund at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	% of
	beginning	Shares	Shares	end of	end	net
Investment Companies	of period	purchased	sold	period	of period	assets

Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	328,988	74,755	(141,619)	262,124	$6,752,304
Wells Fargo Endeavor Select Fund Class R6 †	0	1,908,439	(305,431)	1,603,008	14,940,030
Wells Fargo Endeavor Select Fund Institutional Class †*	2,032,274	255,579	(2,287,853)	0	0
Wells Fargo Large Cap Growth Fund	417,126	132,221	(199,879)	349,468	14,894,317
Wells Fargo Small Cap Value Fund Class R6 †*	566,720	105,923	(672,643)	0	0
Wells Fargo Small Company Value Fund Class R6*	0	280,709**	(280,709)	0	0
					36,586,651	10.18%
Short-Term Investments
Investment Companies					2,402,695
Wells Fargo Government Money Market Fund Select Clas	2,277,831	88,711,177	(88,586,313)	2,402,695		0.67
					$38,989,346	10.85%

†Non-income-earning security

* No longer held at the end of the period.

**Amount includes 280,709 shares from Wells Fargo Small Cap Value Fund which merged into Wells Fargo Small Company Value Fund at the close of business on September 20, 2019 and became shares of Wells Fargo Small Company Value Fund.

Transactions with the affiliated Master Portfolios were as follows:

	% of	% of
	ownership,	ownership,	Value,	% of
	beginning of	end of	end	net
	period	period	of period	assets
Affiliated Master Portfolios
Wells Fargo Disciplined Large Cap Portfolio	32.30%	32.67%	$83,197,422
Wells Fargo Emerging Growth Portfolio	1.70	1.50	11,500,163
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.69	8.41	18,247,751
Wells Fargo Factor Enhanced International Portfolio	7.99	7.73	45,310,591
Wells Fargo Factor Enhanced Large Cap Portfolio	7.92	7.62	73,232,099
Wells Fargo Factor Enhanced Small Cap Portfolio	6.68	6.41	14,716,526
Wells Fargo Small Company Value Portfolio	0	1.38	6,510,942
			$252,715,494	70.30%

Wells Fargo WealthBuilder Equity Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the "Underlying Funds") to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an "affiliated Master Portfolio", collectively, the "affiliated Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund's proportionate share of each affiliated Master Portfolio's net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund's Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund's payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$43,965,603	$0	$0	$43,965,603
Investment companies	59,629,382	0	0	59,629,382
Short-term investments
Investment companies	2,402,695	0	0	2,402,695
U.S. Treasury securities	2,738,866	0	0	2,738,866
Investments measured at net asset value*				252,715,494
	108,736,546	0	0	361,452,040
Futures contracts	2,340,550	0	0	2,340,550
Total assets	$111,077,096	$0	$0	$363,792,590
Liabilities
Futures contracts	$773,611	$0	$0	$773,611
Total liabilities	$773,611	$0	$0	$773,611

*Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund's investment in affiliated Master Portfolios are valued at $252,715,494. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Markets Portfolio	Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Small Cap Index, before fees and expenses
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo WealthBuilder Growth Allocation Fund	Portfolio of investments — February 29, 2020 (unaudited)
			Shares	Value
Exchange-Traded Funds : 10.86%			107,540	$6,236,245
Consumer Staples Select Sector SPDR Fund
iShares Core S&P 500 Index ETF			31,143	9,215,525
iShares Core S&P Small-Cap ETF			20,811	1,514,833
iShares Core U.S. Aggregate Bond ETF			27,897	3,242,189
iShares MSCI EAFE Small Cap ETF			69,824	3,809,597
Vanguard FTSE Developed Markets ETF			88,071	3,476,162
Vanguard FTSE Emerging Markets ETF			28,829	1,168,151
Total Exchange-Traded Funds (Cost $28,865,463)				28,662,702
Investment Companies : 88.45%
Affiliated Master Portfolios : 65.86%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				10,764,123
Wells Fargo Core Bond Portfolio				13,730,741
Wells Fargo Disciplined Large Cap Portfolio				48,045,776
Wells Fargo Emerging Growth Portfolio				6,654,641
Wells Fargo Factor Enhanced Emerging Markets Portfolio				10,468,323
Wells Fargo Factor Enhanced International Portfolio				26,139,102
Wells Fargo Factor Enhanced Large Cap Portfolio				42,458,081
Wells Fargo Factor Enhanced Small Cap Portfolio				8,502,019
Wells Fargo High Yield Corporate Bond Portfolio				820,501
Wells Fargo Real Return Portfolio				2,517,653
Wells Fargo Small Company Value Portfolio				3,744,042
				173,845,002
Alternative Investment Funds : 5.15%
The Arbitrage Fund Class I			210,566	2,811,061
Wells Fargo Alternative Risk Premia Fund Class R6 (l)			1,162,588	10,777,189
				13,588,250
Bond Funds : 4.41%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			300,737	3,253,976
Wells Fargo High Yield Bond Fund Institutional Class (l)			250,201	820,659
Wells Fargo Strategic Income Fund Institutional Class (l)			793,578	7,562,797
				11,637,432
Stock Funds : 13.03%
DFA International Small Cap Value Portfolio Institutional Class			227,150	3,772,961
Dodge & Cox International Stock Fund			248,545	9,457,123
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			150,437	3,875,252
Wells Fargo Endeavor Select Fund Class R6 (l)†			930,988	8,676,805
Wells Fargo Large Cap Growth Fund Class R6 (l)			201,793	8,600,413
				34,382,554
Total Investment Companies (Cost $225,761,727)				233,453,238
	Yield
Short-Term Investments : 1.13%
Investment Companies : 0.37%
Wells Fargo Government Money Market Fund Select	1.52%		967,993	967,993
Class (l)(u)
		Maturity date	Principal
U.S. Treasury Securities : 0.76%
U.S. Treasury Bill (z)#	1.27	3-12-2020	$2,018,000	2,017,165
Total Short-Term Investments (Cost $2,985,140)				2,985,158

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo WealthBuilder Growth Allocation Fund
		Value
Total investments in securities (Cost $257,612,330)	100.44%	$265,101,098
Other assets and liabilities, net	(0.44)	(1,153,181)
	____	_________________
Total net assets	100.00%	$263,947,917
	_____	_________________

(l)The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

† Non-income-earning security

(u)The rate represents the 7-day annualized yield at period end.

(z)Zero coupon security. The rate represents the current yield to maturity.

#All or a portion of this security is segregated as collateral for investments in derivative instruments.

2

Futures Contracts
	Number of	Expiration	Notional	Notional	Unrealized	Unrealized
Description	contracts	date	cost	value	gains	losses
Long
NASDAQ 100 E-Mini Index	32	3-20-2020	$5,888,811	$5,410,560	$0	$(478,251)
Long Gilt Bonds	167	6-26-2020	28,728,698	28,991,718	263,020	0
Short
E-Mini Russell 2000 Index	(229)	3-20-2020	(17,231,345)	(16,887,605)	343,740	0
MSCI EAFE Index	(239)	3-20-2020	(21,715,450)	(21,701,200)	14,250	0
MSCI Emerging Markets Index	(147)	3-20-2020	(7,347,507)	(7,414,680)	0	(67,173)
S&P 500 E-Mini Index	(358)	3-20-2020	(53,917,738)	(52,824,690)	1,093,048	0
Euro-Bund Futures	(138)	6-8-2020	(26,494,069)	(26,613,169)	0	(119,100)

					$1,714,058	$(664,524)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	% of
	beginning of	Shares	Shares	end of	end	net
	period	purchased	sold	period	of period	assets
Investment Companies
Alternative Investment Funds	0	1,406,988	(244,400)	1,162,588	$10,777,189	4.08%
Wells Fargo Alternative Risk Premia Fund Class R6
Bond Funds	0	378,905	(78,168)	300,737	3,253,976
Wells Fargo Global Investment Grade Credit Fund Class R6
Wells Fargo High Yield Bond Fund Institutional Class	267,234	73,965	(90,998)	250,201	820,659
Wells Fargo Strategic Income Fund Institutional Class	825,704	215,614	(247,740)	793,578	7,562,797
					11,637,432	4.41
Stock Funds	189,463	25,566	(64,592)	150,437	3,875,252
Wells Fargo Emerging Markets Equity Fund Class R6
Wells Fargo Endeavor Select Fund Class R6 †	0	1,053,635	(122,647)	930,988	8,676,805
Wells Fargo Endeavor Select Fund Institutional Class †*	1,166,335	181,153	(1,347,488)	0	0
Wells Fargo Large Cap Growth Fund Class R6	237,810	52,554	(88,571)	201,793	8,600,413
Wells Fargo Small Cap Value Fund Class R6 †*	324,257	40,798	(365,055)	0	0
Wells Fargo Small Company Value Fund Class R6 *	0	157,786**	(157,786)	0	0
Short-Term Investments					21,152,470	8.01

Investment Companies					967,993
Wells Fargo Government Money Market Fund Select Class	615,530	47,001,041	(46,648,578)	967,993		0.37
					$44,535,084	16.87%
Transactions with the affiliated Master Portfolios were as follows:
	% of	% of
	ownership,	ownership,	Value,	% of
	beginning of	end of	end	net
	period	period	of period	assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.05%	1.62%	$10,764,123
Wells Fargo Core Bond Portfolio	0.24	0.23	13,730,741
Wells Fargo Disciplined Large Cap Portfolio	18.38	18.86	48,045,776
Wells Fargo Emerging Growth Portfolio	0.97	0.87	6,654,641
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.01	4.82	10,468,323
Wells Fargo Factor Enhanced International Portfolio	4.58	4.46	26,139,102
Wells Fargo Factor Enhanced Large Cap Portfolio	4.52	4.42	42,458,081
Wells Fargo Factor Enhanced Small Cap Portfolio	3.81	3.70	8,502,019
Wells Fargo High Yield Bond Portfolio	1.79	1.52	820,501
Wells Fargo Real Return Portfolio	1.42	1.42	2,517,653
Wells Fargo Small Company Value Portfolio	0.00	0.80	3,744,042
Wells Fargo U.S. REIT Portfolio *	6.67	0.00	0
			$173,845,002	65.86%

† Non-income-earning security

* No longer held at the end of the period.

**Amount includes 157,103 shares from Wells Fargo Small Cap Value Fund which merged into Wells Fargo Small Company Value Fund at the close of business on September 20, 2019 and became shares of Wells Fargo Small Company Value Fund.

Wells Fargo WealthBuilder Growth Allocation Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the "Underlying Funds") to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an "affiliated Master Portfolio", collectively, the "affiliated Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m.Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund's proportionate share of each affiliated Master Portfolio's net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Funds' Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. A Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund's payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$28,662,702	$0	$0	$28,662,702
Investment companies	59,608,236	0	0	59,608,236
Short-term investments
Investment companies	967,993	0	0	967,993
U.S. Treasury securities	2,017,165	0	0	2,017,165
Investments measured at net asset value*				173,845,002
	91,256,096	0	0	265,101,098
Futures contracts	1,714,058	0	0	1,714,058
Total assets	$92,970,154	$0	$0	$266,815,156
Liabilities
Futures contracts	$664,524	$0	$0	$664,524
Total liabilities	$664,524	$0	$0	$664,524

*Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund's investments in the affiliated Master Portfolios are valued at $173,845,002. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate	Seeks to replicate the total return of the Bloomberg Barclays US
ex-Corporate Portfolio	ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging	Seeks to replicate the total return of the Wells Fargo Factor Enhanced

Markets Portfolio	Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield
Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo WealthBuilder Growth Balanced Fund	Portfolio of investments — February 29, 2020 (unaudited)
			Shares	Value
Exchange-Traded Funds : 9.90%			155,760	$9,032,522
Consumer Staples Select Sector SPDR Fund
iShares Core S&P 500 Index ETF			44,895	13,284,879
iShares Core S&P Small-Cap ETF			30,209	2,198,913
iShares Core U.S. Aggregate Bond ETF			128,129	14,891,152
iShares MSCI EAFE Small Cap ETF			101,339	5,529,056
Vanguard FTSE Developed Markets ETF			128,887	5,087,170
Vanguard FTSE Emerging Markets ETF			42,078	1,705,001
Total Exchange-Traded Funds (Cost $51,920,454)				51,728,693
Investment Companies : 89.39%
Affiliated Master Portfolios : 64.63%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				48,776,262
Wells Fargo Core Bond Portfolio				62,263,272
Wells Fargo Disciplined Large Cap Portfolio				69,286,229
Wells Fargo Emerging Growth Portfolio				9,578,926
Wells Fargo Factor Enhanced Emerging Markets Portfolio				15,282,884
Wells Fargo Factor Enhanced International Portfolio				37,999,659
Wells Fargo Factor Enhanced Large Cap Portfolio				61,399,131
Wells Fargo Factor Enhanced Small Cap Portfolio				12,295,168
Wells Fargo High Yield Corporate Bond Portfolio				3,732,236
Wells Fargo Real Return Portfolio				11,451,679
Wells Fargo Small Company Value Portfolio				5,443,548
				337,508,994
Alternative Investment Funds : 5.12%
The Arbitrage Fund Class I			410,603	5,481,548
Wells Fargo Alternative Risk Premia Fund Class R6 (l)			2,293,464	21,260,407
				26,741,955
Bond Funds : 10.12%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			1,360,068	14,715,935
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,138,867	3,735,485
Wells Fargo Strategic Income Fund Institutional Class (l)			3,607,539	34,379,845
				52,831,265
Stock Funds : 9.52%
DFA International Small Cap Value Portfolio Institutional Class			330,196	5,484,563
Dodge & Cox International Stock Fund			361,836	13,767,864
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			219,325	5,649,799
Wells Fargo Endeavor Select Fund Class R6 (l)†			1,336,250	12,453,850
Wells Fargo Large Cap Growth Fund Class R6 (l)			289,244	12,327,566
				49,683,642
Total Investment Companies (Cost $452,107,396)				466,765,856
	Yield
Short-Term Investments : 1.17%
Investment Companies : 0.51%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.52%		2,655,049	2,655,049
		Maturity date	Principal
U.S. Treasury Securities : 0.66%
U.S. Treasury Bill (z)#	1.27	3-12-2020	$3,446,000	3,444,574
Total Short-Term Investments (Cost $6,099,592)				6,099,623

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo WealthBuilder Growth Balanced Fund
		Value
Total investments in securities (Cost $510,127,442)	100.46%	$524,594,172
Other assets and liabilities, net	(0.46)	(2,413,596)
	____	_________________
Total net assets	100.00%	$522,180,576
	_____	_________________

(l)The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

† Non-income-earning security

(u)The rate represents the 7-day annualized yield at period end.

(z)Zero coupon security. The rate represents the current yield to maturity.

#All or a portion of this security is segregated as collateral for investments in derivative instruments.

2

Futures Contracts
	Number of	Expiration	Notional	Notional	Unrealized	Unrealized
Description	contracts	date	cost	value	gains	losses
Long
NASDAQ 100 E-Mini Index	62	3-20-2020	$ 11,409,570	$ 10,482,960	$0	$(926,610)
Long Gilt Bonds	323	6-26-2020	55,565,087	56,073,801	508,714	0
Short
E-Mini Russell 2000 Index	(339)	3-20-2020	(25,503,992)	(24,999,555)	504,437	0
MSCI EAFE Index	(353)	3-20-2020	(32,071,225)	(32,052,400)	18,825	0
MSCI Emerging Markets Index	(218)	3-20-2020	(10,894,409)	(10,995,920)	0	(101,511)
S&P 500 E-Mini Index	(545)	3-20-2020	(82,335,268)	(80,417,475)	1,917,793	0
Euro-Bund Futures	(267)	6-8-2020	(51,260,264)	(51,490,697)	0	(230,433)
					$2,949,769	$(1,258,554)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,
	beginning of	Shares	Shares	end of	end
Investment Companies	period	purchased	sold	period	of period

Alternative Investment Funds
Wells Fargo Alternative Risk Premia Fund Class R6	0	2,647,139	(353,675)	2,293,464	$21,260,407
Bond Funds
Wells Fargo Global Investment Grade Credit Fund Class R6	0	1,684,113	(324,045)	1,360,068	14,715,935
Wells Fargo High Yield Bond Fund Institutional Class	1,280,953	126,359	(268,445)	1,138,867	3,735,485
Wells Fargo Strategic Income Fund Institutional Class	3,972,769	331,414	(696,644)	3,607,539	34,379,845
					52,831,265
Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	285,791	27,689	(94,155)	219,325	5,649,799
Wells Fargo Endeavor Select Fund Class R6 †	0	1,587,546	(251,296)	1,336,250	12,453,850
Wells Fargo Endeavor Select Fund Institutional Class †*	1,795,342	199,962	(1,995,304)	0	0
Wells Fargo Large Cap Growth Fund Class R6	363,032	63,528	(137,316)	289,244	12,327,566
Wells Fargo Small Cap Value Fund Class R6 †*	492,391	48,687	(541,078)	0	0
Wells Fargo Small Company Value Fund Class R6 *	0	235,752**	(235,752)	0	0
					30,431,215
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,225,222	62,974,003	(62,544,176)	2,655,049	2,655,049
					$107,177,936
† Non-income-earning security
* No longer held at the end of the period.

%of net assets

4.07%

10.12

5.83

0.51

20.53%

**Amount includes 235,259 shares from Wells Fargo Small Cap Value Fund which merged into Wells Fargo Small Company Value Fund at the close of business on September 20, 2019 and became shares of Wells Fargo Small Company Value Fund.

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership,
	beginning of	% of ownership,	Value,	% of net
	period	end of period	end of period	assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.07%	7.33%	$48,776,262
Wells Fargo Core Bond Portfolio	1.15	1.03	62,263,272
Wells Fargo Disciplined Large Cap Portfolio	28.04	27.20	69,286,229
Wells Fargo Emerging Growth Portfolio	1.47	1.25	9,578,926
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.55	7.04	15,282,884
Wells Fargo Factor Enhanced International Portfolio	7.02	6.49	37,999,659
Wells Fargo Factor Enhanced Large Cap Portfolio	6.93	6.39	61,399,131
Wells Fargo Factor Enhanced Small Cap Portfolio	5.78	5.36	12,295,168
Wells Fargo High Yield Corporate Bond Portfolio	8.90	6.91	3,732,236
Wells Fargo Real Return Portfolio	6.86	6.47	11,451,679
Wells Fargo Small Company Value Portfolio	0.00	1.16	5,443,548
Wells Fargo U.S. REIT Portfolio*	13.80	0.00	0
			$337,508,994	64.63%

* No longer held at the end of the period.

Wells Fargo WealthBuilder Growth Balanced Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the "Underlying Funds") to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an "affiliated Master Portfolio", collectively, the "affiliated Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m.Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund's proportionate share of each affiliated Master Portfolio's net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Funds' Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. A Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund's payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$51,728,693	$0	$0	$51,728,693
Investment companies	129,256,862	0	0	129,256,862
Short-term investments
Investment companies	2,655,049	0	0	2,655,049
U.S. Treasury securities	3,444,574	0	0	3,444,574
Investments measured at net asset value*				337,508,994
	187,085,178	0	0	524,594,172
Futures contracts	2,949,769	0	0	2,949,769
Total assets	$190,034,947	$0	$0	$527,543,941
Liabilities
Futures contracts	$1,258,554	$0	$0	$1,258,554
Total liabilities	$1,258,554	$0	$0	$1,258,554

*Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund's investments in the affiliated Master Portfolios are valued at $337,508,994. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate	Seeks to replicate the total return of the Bloomberg Barclays US
ex-Corporate Portfolio	ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging	Seeks to replicate the total return of the Wells Fargo Factor Enhanced

Markets Portfolio	Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield
Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo WealthBuilder Moderate Balanced Fund	Portfolio of investments — February 29, 2020 (unaudited)
			Shares	Value
Exchange-Traded Funds : 8.97%			73,932	$4,287,317
Consumer Staples Select Sector SPDR Fund
iShares Core S&P 500 Index ETF			21,227	6,281,282
iShares Core S&P Small-Cap ETF			14,311	1,041,698
iShares Core U.S. Aggregate Bond ETF			143,378	16,663,391
iShares MSCI EAFE Small Cap ETF			47,994	2,618,553
Vanguard FTSE Developed Markets ETF			61,267	2,418,208
Vanguard FTSE Emerging Markets ETF			19,958	808,698
Total Exchange-Traded Funds (Cost $34,097,119)				34,119,147
Investment Companies : 90.51%
Affiliated Master Portfolios : 63.71%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				55,000,518
Wells Fargo Core Bond Portfolio				70,201,738
Wells Fargo Disciplined Large Cap Portfolio				32,781,974
Wells Fargo Emerging Growth Portfolio				4,535,035
Wells Fargo Factor Enhanced Emerging Markets Portfolio				7,217,783
Wells Fargo Factor Enhanced International Portfolio				18,052,699
Wells Fargo Factor Enhanced Large Cap Portfolio				29,107,091
Wells Fargo Factor Enhanced Small Cap Portfolio				5,826,752
Wells Fargo High Yield Corporate Bond Portfolio				4,195,236
Wells Fargo Real Return Portfolio				12,908,832
Wells Fargo Small Company Value Portfolio				2,564,734
				242,392,392
Alternative Investment Funds : 5.03%
The Arbitrage Fund Class I			294,392	3,930,129
Wells Fargo Alternative Risk Premia Fund Class R6 (l)			1,640,618	15,208,526
				19,138,655
Bond Funds : 15.62%
Wells Fargo Global Investment Grade Credit Fund Class R6 (l)			1,521,373	16,461,253
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,284,151	4,212,014
Wells Fargo Strategic Income Fund Institutional Class (l)			4,065,796	38,747,040
				59,420,307
Stock Funds : 6.15%
DFA International Small Cap Value Portfolio Institutional Class			154,178	2,560,894
Dodge & Cox International Stock Fund			170,230	6,477,244
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			103,197	2,658,367
Wells Fargo Endeavor Select Fund Class R6 (l)†			631,779	5,888,184
Wells Fargo Large Cap Growth Fund Class R6 (l)			136,532	5,819,004
				23,403,693
Total Investment Companies (Cost $334,189,123)				344,355,047
	Yield
Short-Term Investments : 0.90%
Investment Companies : 0.34%
Wells Fargo Government Money Market Fund Select	1.52%		1,282,011	1,282,011
Class (l)(u)
		Maturity date	Principal
U.S. Treasury Securities : 0.56%
U.S. Treasury Bill (z)#	1.27	3-12-2020	$2,147,000	2,146,111
Total Short-Term Investments (Cost $3,428,102)				3,428,122

1

Portfolio of investments — February 29, 2020 (unaudited)	Wells Fargo WealthBuilder Moderate Balanced Fund
		Value
Total investments in securities (Cost $371,714,344)	100.38%	$381,902,316
Other assets and liabilities, net	(0.38)	(1,434,733)
	____	_________________
Total net assets	100.00%	$380,467,583
	_____	_________________

(l)The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

† Non-income-earning security

(u)The rate represents the 7-day annualized yield at period end.

(z)Zero coupon security. The rate represents the current yield to maturity.

#All or a portion of this security is segregated as collateral for investments in derivative instruments.

2

Futures Contracts
	Number of	Expiration	Notional	Notional	Unrealized	Unrealized
Description	contracts	date	cost	value	gains	losses
Long
NASDAQ 100 E-Mini Index	44	3-20-2020	$8,097,114	$7,439,520	$0	$(657,594)
Long Gilt Bonds	231	6-26-2020	39,738,498	40,102,315	363,817	0
Short
E-Mini Russell 2000 Index	(163)	3-20-2020	(12,260,670)	(12,020,435)	240,235	0
MSCI EAFE Index	(170)	3-20-2020	(15,443,163)	(15,436,000)	7,163	0
MSCI Emerging Markets Index	(105)	3-20-2020	(5,246,982)	(5,296,200)	0	(49,218)
S&P 500 E-Mini Index	(278)	3-20-2020	(42,259,762)	(41,020,290)	1,239,472	0
Euro-Bund Futures	(191)	6-8-2020	(36,669,327)	(36,834,169)	0	(164,842)
					$1,850,687	$(871,654)

Investments in Affiliates

An affiliated investment is an investment in which theFund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	% of
	beginning of	Shares	Shares	end of	end	net
	period	purchased	sold	period	of period	assets
Investment Companies
Alternative Investment Funds	0	1,758,530	(117,912)	1,640,618	$15,208,526	4.00%
Wells Fargo Alternative Risk Premia Fund Class R6
Bond Funds	0	1,766,421	(245,048)	1,521,373	16,461,253
Wells Fargo Global Investment Grade Credit Fund Class R6
Wells Fargo High Yield Bond Fund Institutional Class	1,463,296	76,837	(255,982)	1,284,151	4,212,014
Wells Fargo Strategic Income Fund Institutional Class	4,541,647	161,181	(637,032)	4,065,796	38,747,040
					59,420,307	15.62
Stock Funds	137,771	3,599	(38,173)	103,197	2,658,367
Wells Fargo Emerging Markets Equity Fund Class R6
Wells Fargo Endeavor Select Fund Class R6†	0	743,989	(112,210)	631,779	5,888,184
Wells Fargo Endeavor Select Fund Institutional Class †*	871,727	7,853	(879,580)	0	0
Wells Fargo Large Cap Growth Fund Class R6	175,467	17,018	(55,953)	136,532	5,819,004
Wells Fargo Small Cap Value Fund Class R6 †*	237,364	24,483	(261,847)	0	0
Wells Fargo Small Company Value Fund Class R6 †*	0	115,504**	(115,504)	0	0
					14,365,555	3.77
Short-Term Investments
Investment Companies	884,814	31,493,732	(31,096,535)	1,282,011	1,282,011
Wells Fargo Government Money Market Fund Select Class						0.34
					$90,276,399	23.73%
Transactions with the affiliated Master Portfolios were as follows:
	% of	% of
	ownership,	ownership,	Value,	% of
	beginning of	end of	end	net
	period	period	of period	assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.80%	8.27%	$55,000,518
Wells Fargo Core Bond Portfolio	1.31	1.16	70,201,738
Wells Fargo Disciplined Large Cap Portfolio	13.55	12.87	32,781,974
Wells Fargo Emerging Growth Portfolio	0.71	0.59	4,535,035
Wells Fargo Factor Enhanced Emerging Markets Portfolio	3.66	3.33	7,217,783
Wells Fargo Factor Enhanced International Portfolio	3.40	3.08	18,052,699
Wells Fargo Factor Enhanced Large Cap Portfolio	3.36	3.03	29,107,091
Wells Fargo Factor Enhanced Small Cap Portfolio	2.79	2.54	5,826,752
Wells Fargo High Yield Bond Portfolio	10.80	7.77	4,195,236
Wells Fargo Real Return Portfolio	7.84	7.29	12,908,832
Wells Fargo Small Company Value Portfolio	0.00	0.55	2,564,734
Wells Fargo U.S. REIT Portfolio *	10.09	0.00	0
			$242,392,392	63.71%

† Non-income-earning security

*No longer held at the end of the period.

,

Company Value Fund at the close of business on September 20, 2019 and became shares of Wells Fargo Small Company

Value Fund

Wells Fargo WealthBuilder Moderate Balanced Fund (the "Fund")

Notes to Portfolio of investments – February 29, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the "Underlying Funds") to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an "affiliated Master Portfolio", collectively, the "affiliated Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m.Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund's proportionate share of each affiliated Master Portfolio's net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Funds' Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. A Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund's payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of February 29, 2020:

		Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$34,119,147	$0	$0	$34,119,147
Investment companies	101,962,655	0	0	101,962,655
Short-term investments
Investment companies	1,282,011	0	0	1,282,011
U.S. Treasury securities	2,146,111	0	0	2,146,111
Investments measured at net asset value*				242,392,392
	139,509,924	0	0	381,902,316
Futures contracts	1,850,687	0	0	1,850,687
Total assets	$141,360,611	$0	$0	$383,753,003
Liabilities
Futures contracts	$871,654	$0	$0	$871,654
Total liabilities	$871,654	$0	$0	$871,654

*Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund's investments in the affiliated Master Portfolios are valued at $242,392,392. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate	Seeks to replicate the total return of the Bloomberg Barclays US
ex-Corporate Portfolio	ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging	Seeks to replicate the total return of the Wells Fargo Factor Enhanced

Markets Portfolio	Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield
Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation